Leases - Contractual Future Lease Payments to be Received (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Sales-type and Direct Financing Leases
2026	$ 2,611
2027	2,524
2028	1,612
2029	735
2030	294
Thereafter	342
Total lease payments	8,118
Amounts representing interest	(841)
Lease receivables	7,277	$ 7,328
Operating Leases
2026	145
2027	123
2028	93
2029	63
2030	41
Thereafter	67
Total lease payments	$ 532